[ING Funds logo]

December 17, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Mutual Funds
(File Nos. 033-56094; 811-07428)

ING Mayflower Trust
(File Nos. 033-67852; 811-07978)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 143 and 74 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Mutual Funds and ING Mayflower Trust, respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 28, 2011.

These Amendments are being filed for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq. ING Investments, LLC

Reza Pishva Dechert LLP